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                                                                October 26, 2009

Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE: Initial registration statements on Form N-4 and S-3 of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey

Commissioners:

Along with this letter, we are filing initial registration statements on Form N-4 and S-3 for a new class of annuities, to be called the "Prudential Premier Retirement Variable Annuity Series".

We understand that the Registrants are responsible for the accuracy and adequacy of the disclosure in the filings, and that Staff comments, or our changes to disclosure in response to Staff comments, do not foreclose the Commission from taking any action with respect to the filings. In addition, the Registrants may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to these filings.

                                         Sincerely,


                                         ---------------------------------------
                                         C. Christopher Sprague